Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management (Tables) [Abstract]
Credit risk exposure of the financial instruments

We present below the credit risk exposure of the financial instruments.

	R$ thousand
	On December 31
	2017	2016
Cash and balances with banks	81,742,951	72,554,651
Derivative financial instruments	13,866,885	16,755,442
Loans and advances to banks	32,253,205	94,845,534
Loans and advances to customers	373,813,665	392,083,873
Other financial assets	599,199,362	497,974,002
Total items recorded in the balance sheet (1)	1,100,876,068	1,074,213,502
Total items not recorded in the balance sheet (Note 41)	283,089,393	316,298,033
Total risk exposure	1,383,965,461	1,390,511,535

(1)    Collaterals are mainly represented by: securities, properties, financial investments, sureties and guarantees.

Derivative Financial Instruments	Derivative Financial Instruments
	R$ thousand
	On December 31
	2017	2016
Traded in the stock exchange	88,120	1,068,418
OTC contract	13,778,765	15,687,024
Total	13,866,885	16,755,442

Portfolio of loans and advances to banks as rated internally.

We present below the portfolio of loans and advances to banks as rated internally by the Organization:

	R$ thousand
	On December 31
	2017	2016
Low risk	32,253,205	94,845,534
Medium risk	-	-
High risk	-	-
Total	32,253,205	94,845,534

The Organization's loans and advances to customers are classified as “impaired”

The Organization's loans and advances to customers are classified as “impaired” when they fall in at least one of the following situations: (a) are delinquent more than 90 days, except for housing loan operations secured by residential property (overdue more than 180 days) and/or; (b) have incurred a loss and/or; (c) have been renegotiated and/or; (d) have been reclassified as a higher risk level; and/or (e) have been subject to bankruptcy events. The internal models used by the Organization are based on client or product.

	R$ thousand
	On December 31
	2017	2016
Neither past due nor impaired (i)	321,595,918	337,337,152
Past due but not impaired (ii)	10,684,314	12,612,906
Impaired (iii)	41,533,433	42,133,815
Total loans and advances to customers	373,813,665	392,083,873
Impairment of loans and advances	(27,055,566)	(24,780,839)
Net amount	346,758,099	367,303,034

Loans and advances to customers neither past due nor impaired

(i)        Loans and advances to customers neither past due nor impaired

	R$ thousand
	On December 31
	2017	2016
Low risk	309,535,667	325,170,838
Medium risk	9,895,319	10,269,218
High risk	2,164,932	1,897,096
Total	321,595,918	337,337,152

The individually material loans and advances

The individually material loans and advances may be presented in this category when, based on the individual analysis, it is not necessary to record an individual impairment loss and, accordingly, the asset is then subject to a collective loss analysis.

	R$ thousand
	On December 31
	2017	2016
Past due up to 60 days	8,177,461	9,737,697
Past due between 61 and 90 days	2,302,186	2,608,305
Past due for more than 90 days	204,667	266,904
Total	10,684,314	12,612,906

Loans and advances to customers impaired

(iii)     Loans and advances to customers impaired

	R$ thousand
	On December 31
	2017	2016
Portfolio not yet due	20,342,024	17,567,703
Past due up to 60 days	2,915,081	4,067,322
Past due between 61 and 90 days	1,279,795	1,284,035
Past due for more than 90 days	16,996,533	19,214,755
Total	41,533,433	42,133,815

Loans and advances impaired by category

The following table presents the loans and advances impaired by category:

	R$ thousand
	On December 31
	2017	2016
Credit card	6,158,265	5,962,131
Working capital	6,052,758	5,940,498
Personal credit	4,632,789	4,951,949
Housing loans	4,071,447	2,553,802
Financing and export	2,770,221	2,456,658
Vehicles - CDC (Direct consumer credit)	1,333,748	1,651,852
Rural loans	982,699	946,282
Onlending BNDES/Finame	780,985	1,052,671
Overdraft for individuals	638,506	882,992
Acquisition of assets	295,944	459,574
Overdraft for corporates	256,271	406,296
Other	13,559,800	14,869,110
Total	41,533,433	42,133,815

Changes made and our analysis of our portfolio of renegotiated loans and advances to customers

The following table shows changes made and our analysis of our portfolio of renegotiated loans and advances to customers:

	R$ thousand
	On December 31
	2017	2016
Opening balance	17,501,423	12,728,723
Additional renegotiated amounts, including interest	16,185,863	18,777,814
Payments received	(10,108,040)	(8,997,802)
Write-offs	(6,395,377)	(5,007,312)
Closing balance	17,183,869	17,501,423
Impairment of loans and advances	(10,853,777)	(10,346,397)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	6,330,092	7,155,026

Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	63.2%	59.1%
Total renegotiated loans and advances as a percentage of the total loan portfolio	4.6%	4.5%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	1.8%	1.9%

Concentration of credit risk in loans and advances

Concentration of credit risk in loans and advances

	On December 31
	2017	2016
Largest borrower	2.5%	2.3%
10 largest borrowers	8.2%	8.5%
20 largest borrowers	12.2%	12.6%
50 largest borrowers	17.8%	18.5%
100 largest borrowers	22.2%	23.0%

The credit-risk concentration analysis presented

The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterpart operates.

	On December 31 - R$ thousand
	2017	%	2016	%
Public sector	9,676,927	2.6	8,813,581	2.2
Oil, derivatives and aggregate activities	9,410,382	2.5	8,813,581	2.2
Production and distribution of electricity	1,322	-	-	-
Other industries	265,223	0.1	-	-
Private sector	364,136,738	97.4	383,270,292	97.8
Companies	190,148,345	50.9	212,344,421	54.2
Real estate and construction activities	29,383,442	7.9	33,888,418	8.6
Retail	23,935,638	6.4	25,346,471	6.5
Services	17,996,533	4.8	18,172,147	4.6
Transportation and concession	14,190,284	3.8	17,044,780	4.3
Automotive	10,014,454	2.7	13,148,526	3.4
Food products	8,866,028	2.4	10,870,635	2.8
Wholesale	9,045,916	2.4	10,704,646	2.7
Production and distribution of electricity	7,360,804	2.0	8,255,265	2.1
Siderurgy and metallurgy	7,001,290	1.9	7,800,237	2.0
Sugar and alcohol	7,042,811	1.9	7,514,693	1.9
Other industries	55,311,145	14.8	59,598,603	15.2
Individuals	173,988,393	46.5	170,925,871	43.6
Total portfolio	373,813,665	100.0	392,083,873	100.0
Impairment of loans and advances	(27,055,566)		(24,780,839)
Total of net loans and advances to customers	346,758,099		367,303,034

Financial assets and liabilities subject to compensation

The table below presents financial assets and liabilities subject to compensation.

	R$ thousand
	On December 31, 2017
	Amount of financial assets, gross	Related amount offset in the Balance Sheet	Net amount
Interbank investments	123,691,195	-	123,691,195
Derivative financial instruments	13,866,885	-	13,866,885

	R$ thousand
	On December 31, 2017
	Amount of financial liabilities, gross	Related amount offset in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	233,467,544	-	233,467,544
Derivative financial instruments	14,274,999	-	14,274,999

	R$ thousand
	On December 31, 2016
	Amount of financial assets, gross	Related amount not cleared in the Balance Sheet	Net amount
Interbank investments	84,728,590	-	84,728,590
Derivative financial instruments	16,755,442	-	16,755,442

	R$ thousand
	On December 31, 2016
	Amount of financial liabilities, gross	Related amount not cleared in the Balance Sheet	Net amount
Securities sold under agreements to repurchase	241,978,931	-	241,978,931
Derivative financial instruments	13,435,678	-	13,435,678

Financial Exposure - Trading Portfolio

Financial Exposure - Trading Portfolio (Fair value)

Risk factors	R$ thousand
	On December 31
	2017		2016
	Assets	Liabilities	Assets	Liabilities
Fixed rates	11,614,849	6,184,099	33,026,609	13,806,553
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	1,053,893	532,957	330,819	404,612
Exchange coupon	1,808,598	1,658,084	997,507	878,284
Foreign Currency	1,808,598	2,103,715	1,005,349	1,024,526
Equities	461,957	468,911	-	-
Sovereign/Eurobonds and Treasuries	560,619	360,252	2,301,628	906,361
Other	257,537	98,517	218,421	-
Total	17,566,051	11,406,535	37,880,333	17,020,336

The 1-day VaR of Trading Portfolio net of tax effects

The 1-day VaR of Trading Portfolio net of tax effects in end of 2017 was R$ 14,417 thousand, with the interest rate risk as the largest participation of the portfolio.

Risk factors	R$ thousand
	On December 31
	2017	2016
Fixed rates	8,956	20,704
IGP-M (General Index of market pricing) / IPCA (Consumer price index)	2,751	416
Exchange coupon	48	64
Foreign Currency	2,925	224
Sovereign/Eurobonds and Treasuries	826	3,230
Equities	289	-
Other	1	2
Correlation/diversification effect	(1,379)	(1,892)
VaR at the end of the year	14,417	22,748

Average VaR in the year	24,024	19,910
Minimum VaR in the year	5,499	9,408
Maximum VaR in the year	100,640	36,726

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio

The capital is calculated by the normal delta VaR model based in Regulatory Portfolio, composed by Trading Portfolio and the Foreign Exchange Exposures and the Commodities Exposure of the Banking Portfolio. In addition, the historical simulation and the Delta-Gama-Vega models of risk are applied to measure all risk factors to an options portfolio, whichever is the most conservative. In this model, risk value is extrapolated to the regulatory horizon([1]) (at least ten days) by the ‘square root of time' method. VaR and Stressed VaR shown below refer to a ten-day horizon and are net of tax effects.

Risk factors	R$ thousand
	On December 31
	2017		2016
	VaR	Stressed	VaR	Stressed
Interest rate	37,659	48,400	70,231	149,043
Exchange rate	7,715	17,300	12,966	27,713
Commodity price (Commodities)	1,110	200	12	29
Equities	2,065	7,400	-	-
Correlation/diversification effect	36,429	240	(1,872)	(8,296)
VaR at the end of the year	84,978	73,540	81,337	168,489

Average VaR in the year	87,358	107,059	70,249	179,169
Minimum VaR in the year	24,945	26,803	38,810	83,230
Maximum VaR in the year	369,342	236,895	131,105	247,814

The possible impacts on positions in stress scenarios

The Organization also assesses on a daily basis, the possible impacts on positions in stress scenarios for the next 20 business days, with limits established in the governance process. Thus, considering the effect of diversification between the risk factors and the tax effects, the average of the possible loss estimates in a stress situation would be R$ 168,751 thousand in 2017 (2016 - R$ 198,274 thousand), and the maximum estimated loss in the year of 2017 would be R$ 387,884 thousand (2016 - R$ 371,395 thousand).

	R$ thousand
	On December 31
	2017	2016
At the end of the year	103,949	338,004
Average in the year	168,751	198,274
Minimum in the year	53,426	87,152
Maximum in the year	387,884	371,395

Sensitivity Analysis - Trading Portfolio

Sensitivity Analysis - Trading Portfolio

		R$ thousand
		Trading Portfolio (1)
		On December 31
		2017			2016
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate	Exposure subject to variations in fixed interest rates and interest rate coupons	(359)	(61,497)	(120,385)	(1,074)	(293,350)	(568,367)
Price indexes	Exposure subject to variations in price index coupon rates	(147)	(17,576)	(33,298)	(26)	(3,723)	(7,174)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(9)	(420)	(839)	(2)	(224)	(437)
Foreign currency	Exposure subject to exchange rate variations	(1,629)	(40,736)	(81,473)	(106)	(2,649)	(5,297)
Equities	Exposure subject to variation in stock prices	(1,215)	(30,378)	(60,757)	-	-	-
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(2,469)	(61,730)	(123,461)	(1,464)	(11,649)	(24,751)
Other	Exposure not classified in other definitions	-	-	-	-	(19)	(39)
Total excluding correlation of risk factors		(5,828)	(212,337)	(420,213)	(2,672)	(311,614)	(606,065)
Total including correlation of risk factors		(3,448)	(131,662)	(259,684)	(2,058)	(295,900)	(574,058)

(1)      Values net of taxes.

Sensitivity Analysis - Trading and Banking Portfolio

Sensitivity Analysis - Trading and Banking Portfolio

		R$ thousand
		Trading and Banking Portfolios (1)
		On December 31
		2017			2016
		Scenarios			Scenarios
		1	2	3	1	2	3
Interest rate	Exposure subject to variations in fixed interest rates and interest rate coupons	(12,579)	(2,339,939)	(4,560,181)	(8,994)	(2,466,388)	(4,786,687)
Price indexes	Exposure subject to variations in price index coupon rates	(512)	(56,130)	(107,716)	(9,255)	(1,224,208)	(2,264,187)
Exchange coupon	Exposure subject to variations in foreign currency coupon rates	(1,575)	(80,110)	(158,548)	(455)	(49,446)	(93,726)
Foreign currency	Exposure subject to exchange rate variations	(600)	(15,004)	(30,008)	(867)	(21,663)	(43,327)
Equities	Exposure subject to variation in stock prices	(16,289)	(407,237)	(814,475)	(14,817)	(370,420)	(740,841)
Sovereign/Eurobonds and Treasuries	Exposure subject to variations in the interest rate of securities traded on the international market	(4,978)	(205,764)	(406,054)	(1,786)	(15,940)	(32,801)
Other	Exposure not classified in other definitions	(12)	(307)	(613)	(1)	(28)	(55)
Total excluding correlation of risk factors		(36,545)	(3,104,491)	(6,077,595)	(36,175)	(4,148,093)	(7,961,624)
Total including correlation of risk factors		(26,956)	(2,678,101)	(5,232,466)	(26,893)	(3,691,157)	(7,090,253)

(1)    Values net of taxes.

The level of the ratio between high quality liquid assets and total net cash outflows

In accordance with the LCR implantation schedule, the level of the ratio between HQLA and total net cash outflows must comply with the following schedule:

Year	2016	2017	2018	As of 2019
% Required	70%	80%	90%	100%

The average LCR Prudential Conglomerate

The table below shows the average LCR Prudential Conglomerate:

R$ thousand
Information on the Liquidity Coverage Ratio (LCR)
		On December 31 (1)		On December 31 (2)
		2017		2016
		Average Amount (3)	Weighted Average Amount (4)	Average Amount (3)	Weighted Average Amount (4)
Number of Line	High Quality Liquid Assets (HQLA)
1	Total High Quality Liquid Assets (HQLA)		125,596,242		146,652,484
Number of Line	Cash Outlows
2	Retail funding:	210,005,411	17,749,477	227,352,566	16,702,571
3	Stable funding	135,661,528	6,783,076	140,847,861	4,225,436
4	Less stable funding	74,343,883	10,966,401	86,504,705	12,477,135
5	Non-collateralized wholesale funding:	112,474,083	50,716,519	102,652,197	49,853,687
6	Operating deposits (all counterparties) and affiliated cooperative deposits	8,152,936	407,647	6,226,398	192,711
7	Non-operating deposits (all counterparties)	103,275,838	49,263,563	95,809,211	49,044,388
8	Other non-collateralized wholesale funding	1,045,309	1,045,309	616,588	616,588
9	Collateralized wholesale funding	-	6,656,909	-	5,808,725
10	Additional requirements:	97,751,894	13,746,422	99,952,624	15,328,908
11	Related to exposure to derivatives and other collateral requirements	15,192,265	7,089,564	16,283,688	9,017,294
12	Related to funding losses through the issue of debt instruments	345,574	345,574	33,682	6,332
13	Related to lines of credit and liquidity	82,214,055	6,311,284	83,635,254	6,305,282
14	Other contractual obligations	30,492,461	28,811,462	29,749,147	29,749,147
15	Other contingent obligations	131,133,680	5,160,312	156,190,246	5,581,011
16	Total cash outflows	-	122,841,100	-	123,024,048
Number of Line	Cash Inflows
17	Collateralized loans	161,500,640	-	189,610,077	937,935
18	Outstanding loans whose payments are fully up-to-date	32,424,050	21,009,387	37,529,539	24,090,950
19	Other cash inflows	24,624,328	21,429,233	21,079,562	17,347,511
20	Total cash inflows	218,549,018	42,438,620	248,219,178	42,376,396
			Total Adjusted Amount (5)		Total Adjusted Amount (5)
21	Total HQLA		125,596,242		146,652,484
22	Total net cash outflow		80,402,480		80,647,652
23	LCR (%) (5)		156.2%		181.8%

1)     Calculated based on the simple daily average of the months that compose the quarter (61 observations);

2)     Calculated based on the simple average of the closing of the months that compose the quarter (3 observations);

3)     Corresponds to the total balance related to the item of cash inflows or outflows;

4)     Corresponds to the value after application of the weighting factors; and

5)     Corresponds to the calculated value after the application of weighting factors and limits.

The cash flows payable for non-derivative financial liabilities

The table below presents the cash flows payable for non-derivative financial liabilities, covering the remaining contractual period to maturity as from the date of the consolidated statement of financial position. The values disclosed in this table represent the undiscounted contractual cash flows.

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	197,275,471	17,199,209	47,240,285	25,251,295	6,593,477	293,559,737
Deposits from customers	141,846,015	7,519,939	16,476,264	106,861,185	117,268	272,820,671
Funds from issuance of securities	3,346,915	13,222,173	69,548,689	77,143,455	1,503,901	164,765,133
Subordinated debt	896,349	3,705,136	6,942,643	27,064,409	33,166,577	71,775,114
Other financial liabilities (1)	43.606.124	8.785.744	2.290.146	3.711.492	4.046.006	62.439.512
Total liabilities	386.970.874	50.432.201	142.498.027	240.031.836	45.427.229	865.360.167

	R$ thousand
	On December 31, 2016
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Deposits from banks	166,104,038	18,369,626	67,893,343	57,316,125	6,602,647	316,285,779
Deposits from customers	137,186,325	9,655,017	16,460,997	87,377,222	103,507	250,783,068
Funds from issuance of securities	10,239,074	11,971,886	78,896,618	91,190,406	1,850,999	194,148,983
Subordinated debt	439,974	2,268,618	11,958,373	24,756,298	32,110,903	71,534,166
Other financial liabilities (1)	41,547,649	9,025,726	2,516,140	3,837,647	4,663,580	61,590,742
Total liabilities	355,517,060	51,290,873	177,725,471	264,477,698	45,331,636	894,342,738

The derivative financial liabilities that will be settled at net value

The table below analyzes the derivative financial liabilities that will be settled at net value, grouped based on the period remaining from the reporting date to the respective maturity date. The values disclosed in the table are undiscounted cash flows.

	R$ thousand
	On December 31, 2017
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	279,134	125,468	536,406	12,169,717	166,038	13,276,763
Non-deliverable forwards	201,115	95,761	147,710	66,682	737	512,005
• Purchased	73,599	53,513	90,914	65,640	737	284,403
• Sold	127,516	42,248	56,796	1,042	-	227,602
Premiums of options	551,220	13,510	34,443	63,052	303,200	965,425
Adjustment payables - future	155,305	-	-	-	-	155,305
Total of derivative liabilities	1,186,774	234,739	718,559	12,299,451	469,975	14,909,498

	R$ thousand
	On December 31, 2016
	Up to 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total

Differential of swaps payable	1,426,666	183,769	546,569	8,695,486	169,285	11,021,775
Non-deliverable forwards	1,772,919	264,887	542,923	158,670	547	2,739,946
• Purchased	212,953	256,669	534,800	150,289	547	1,155,258
• Sold	1,559,966	8,218	8,123	8,381	-	1,584,688
Premiums of options	150,945	28,342	40,154	43,217	-	262,658
Adjustment payables - future	19,164	-	-	-	-	19,164
Total of derivative liabilities	3,369,694	476,998	1,129,646	8,897,373	169,832	14,043,543

The financial assets and liabilities of the Organization segregated by maturities

The tables below show the financial assets and liabilities of the Organization segregated by maturities used for the management of liquidity risks, in accordance with the remaining contractual maturities on the reporting date:

	R$ thousand
	On December 31, 2017
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	81,742,951	-	-	-	-	-	81,742,951
Financial assets held for trading	15,181,714	10,934,575	5,501,249	146,527,365	56,173,284	7,391,854	241,710,041
Financial assets available for sale	2,422,266	9,392,915	19,351,886	83,816,085	33,391,763	11,037,807	159,412,722
Investments held to maturity	7,753	2,454	19,205	10,284,940	28,691,766	-	39,006,118
Financial assets pledged as collateral	25,977,537	111,922,357	2,543,922	40,965,417	2,565,940	-	183,975,173
Loans and advances to banks	23,136,673	3,544,426	3,387,187	1,754,483	424,955	-	32,247,724
Loans and advances to customers	55,830,036	80,715,548	51,526,092	114,151,120	44,535,303	-	346,758,099
Other financial assets (1)	25,375,820	1,340,567	1,807,856	11,322,882	1,872,358	-	41,719,483
Total financial assets	229,674,750	217,852,842	84,137,397	408,822,292	167,655,369	18,429,661	1,126,572,311

Liabilities
Deposits from banks	197,177,061	29,640,587	31,589,994	22,221,075	5,328,751	-	285,957,468
Deposits from customers (2)	142,525,722	11,400,607	10,531,633	97,523,112	27,371	-	262,008,445
Financial liabilities held for trading	13,552,386	201,643	81,073	134,649	305,248	-	14,274,999
Funds from issuance of securities	3,422,727	31,299,770	48,540,240	51,142,979	768,374	-	135,174,090
Subordinated debt	738,929	9,428,997	640,536	20,767,242	18,603,697	-	50,179,401
Insurance technical provisions and pension plans (2)	207,499,559	2,411,996	939,034	28,239,001	-	-	239,089,590
Other financial liabilities (3)	43,606,124	8,785,744	2,290,146	3,711,492	4,046,006	-	62,439,512
Total financial liabilities	608,522,508	93,169,344	94,612,656	223,739,550	29,079,447	-	1,049,123,505

	R$ thousand
	On December 31, 2016
	Current			Non-current			Total
	1 to 30 days	31 to 180 days	181 to 360 days	1 to 5 years	More than 5 years	No stated maturity

Assets
Cash and balances with banks	72,554,651	-	-	-	-	-	72,554,651
Financial assets held for trading	18,475,080	6,768,610	9,759,221	134,589,655	35,837,056	7,710,224	213,139,846
Financial assets available for sale	5,629,209	2,127,660	4,149,003	60,251,675	31,143,446	9,817,561	113,118,554
Investments held to maturity	-	-	-	12,932,440	30,069,588	-	43,002,028
Financial assets pledged as collateral	83,646,950	3,394,834	1,904,827	48,753,065	17,586,901	-	155,286,577
Loans and advances to banks	88,759,292	2,545,217	2,120,712	1,398,574	14,341	-	94,838,136
Loans and advances to customers	58,151,213	87,409,338	54,879,049	125,744,273	41,119,161	-	367,303,034
Other financial assets (1)	25,657,932	633,472	287,442	10,384,379	2,207,966	-	39,171,191
Total financial assets	352,874,327	102,879,131	73,100,254	394,054,061	157,978,459	17,527,785	1,098,414,017

Liabilities
Deposits from banks	162,977,360	63,417,792	19,850,717	50,045,413	5,371,400	-	301,662,682
Deposits from customers (2)	137,252,829	15,331,311	9,457,530	70,641,804	64,455	-	232,747,929
Financial liabilities held for trading	12,428,599	534,525	279,662	192,649	243	-	13,435,678
Funds from issuance of securities	7,295,059	45,280,096	40,140,968	57,237,747	1,148,068	-	151,101,938
Subordinated debt	426,665	3,904,856	7,068,023	21,554,158	19,657,362	-	52,611,064
Insurance technical provisions and pension plans (2)	182,739,608	3,342,339	1,306,760	28,451,293	-	-	215,840,000
Other financial liabilities (3)	41,547,649	9,025,726	2,516,140	3,837,647	4,663,580	-	61,590,742
Total financial liabilities	544,667,769	140,836,645	80,619,800	231,960,711	30,905,108	-	1,028,990,033

(1)  Includes mainly foreign exchange transactions, debtors for guarantee deposits and negotiation and intermediation of securities;

(2) Demand and savings deposits and Technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover; and

(3) Includes mainly credit card transactions, foreign exchange transactions, negotiation and intermediation of securities, finance lease and capitalization bonds.

The assets and liabilities of the Company segregated by current and non-current

The tables below show the assets and liabilities of the Organization segregated by current and non-current, on the reporting date:

	R$ thousand
	On December 31, 2017
	Current	Non-current	Total
Assets
Total financial assets	531,664,989	594,907,322	1,126,572,311
Non-current assets held for sale	1,520,973	-	1,520,973
Investments in associated companies	-	8,257,384	8,257,384
Premises and equipment	-	8,432,475	8,432,475
Intangible assets and goodwill, net of accumulated amortization	-	16,179,307	16,179,307
Taxes to be offset	4,589,981	5,934,594	10,524,575
Deferred income tax assets	-	43,731,911	43,731,911
Other assets	6,602,669	2,531,835	9,134,504
Total non-financial assets	12,713,623	85,067,506	97,781,129
Total assets	544,378,612	679,974,828	1,224,353,440

Liabilities
Total financial liabilities	796,304,508	252,818,997	1,049,123,505
Other reserves	1,349,366	17,141,361	18,490,727
Current income tax liabilities	2,416,345	-	2,416,345
Deferred income tax assets	36,344	1,215,503	1,251,847
Other liabilities	33,460,225	1,917,087	35,377,312
Total non-financial liabilities	37,262,280	20,273,951	57,536,231
Total equity	-	117,693,704	117,693,704
Total liabilities	833,566,788	390,786,652	1,224,353,440

	R$ thousand
	On December 31, 2016
	Current	Non-current	Total
Assets
Total financial assets	528,853,712	569,560,305	1,098,414,017
Non-current assets held for sale	1,578,966	-	1,578,966
Investments in associated companies	-	7,002,778	7,002,778
Premises and equipment	-	8,397,116	8,397,116
Intangible assets and goodwill, net of accumulated amortization	-	15,797,526	15,797,526
Taxes to be offset	3,114,609	4,608,602	7,723,211
Deferred income tax assets	-	45,116,863	45,116,863
Other assets	5,278,675	2,720,504	7,999,179
Total non-financial assets	9,972,250	83,643,389	93,615,639
Total assets	538,825,962	653,203,694	1,192,029,656

Liabilities
Total financial liabilities	766,124,214	262,865,819	1,028,990,033
Other reserves	4,293,374	13,999,035	18,292,409
Current income tax liabilities	2,130,286	-	2,130,286
Deferred income tax assets	36,943	1,726,005	1,762,948
Other liabilities	34,917,264	457,509	35,374,773
Total non-financial liabilities	41,377,867	16,182,549	57,560,416
Total equity	-	105,479,207	105,479,207
Total liabilities	807,502,081	384,527,575	1,192,029,656

The composition of the financial assets and liabilities measured at fair value

The tables below present the composition of the financial assets and liabilities measured at fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2017
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	198,273,452	3,975,816	4	202,249,272
Corporate debt and marketable equity securities	3,716,053	8,271,295	352,442	12,339,790
Bank debt securities	1,952,015	6,396,254	-	8,348,269
Mutual funds	4,377,508	-	-	4,377,508
Foreign governments securities	528,010	-	-	528,010
Brazilian sovereign bonds	307	-	-	307
Trading securities	208,847,345	18,643,365	352,446	227,843,156
Derivative financial instruments (assets)	46,601	13,814,312	5,972	13,866,885
Derivative financial instruments (liabilities)	-	(14,264,124)	(10,875)	(14,274,999)
Derivatives	46,601	(449,812)	(4,903)	(408,114)
Brazilian government securities	103,237,635	-	44,123	103,281,758
Corporate debt securities	4,786,078	31,740,856	3,451,696	39,978,630
Bank debt securities	1,086,454	97,399	-	1,183,853
Brazilian sovereign bonds	728,127	-	-	728,127
Foreign governments securities	3,202,547	-	-	3,202,547
Marketable equity securities and other stocks	4,380,606	3,261,732	3,395,469	11,037,807
Available-for-sale securities	117,421,447	35,099,987	6,891,288	159,412,722
Brazilian government securities	53,841,066	-	-	53,841,066
Corporate debt securities	825,287	-	-	825,287
Bank debt securities	4,904,070	-	-	4,904,070
Brazilian sovereign bonds	713,555	-	-	713,555
Financial assets pledged as collateral	60,283,978	-	-	60,283,978
Total	386,599,371	53,293,540	7,238,831	447,131,742

	R$ thousand
	On December 31, 2016
	Level 1	Level 2	Level 3	Fair Value
Brazilian government securities	157,346,640	3,756,680	79	161,103,399
Corporate debt and marketable equity securities	3,740,235	6,356,302	287,145	10,383,682
Bank debt securities	470,676	18,129,451	-	18,600,127
Mutual funds	4,295,403	8,378	-	4,303,781
Foreign governments securities	635,390	-	-	635,390
Brazilian sovereign bonds	1,358,025	-	-	1,358,025
Trading securities	167,846,369	28,250,811	287,224	196,384,404
Derivative financial instruments (assets)	26,632	16,728,802	8	16,755,442
Derivative financial instruments (liabilities)	-	(13,427,053)	(8,625)	(13,435,678)
Derivatives	26,632	3,301,749	(8,617)	3,319,764
Brazilian government securities	59,149,326	-	48,702	59,198,028
Corporate debt securities	2,470,652	38,431,230	1,240,826	42,142,708
Bank debt securities	1,063,157	495,886	-	1,559,043
Brazilian sovereign bonds	401,214	-	-	401,214
Marketable equity securities and other stocks	3,387,158	2,706,578	3,723,825	9,817,561
Available-for-sale securities	66,471,507	41,633,694	5,013,353	113,118,554
Brazilian government securities	61,812,995	-	-	61,812,995
Corporate debt securities	3,899,878	-	-	3,899,878
Bank debt securities	4,742,273	-	-	4,742,273
Brazilian sovereign bonds	102,841	-	-	102,841
Financial assets pledged as collateral	70,557,987	-	-	70,557,987
Total	304,902,495	73,186,254	5,291,960	383,380,709

Reconciliation of all assets and liabilities measured at fair value

The table below presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years 2017 and 2016:

	R$ thousand
	Financial assets held for trading	Financial assets available for sale	Derivatives	Total

Balance on December 31, 2015	209,210	6,085,190	(20,382)	6,274,018
Included in the statement of income and other comprehensive income	13,155	(1,174,225)	-	(1,161,070)
Acquisitions	3,833	2,178,445	11,793	2,194,071
Write-offs	(7,633)	(445,173)	(28)	(452,834)
Transfer with categories	274,001	(274,001)	-	-
Transfer levels	(205,342)	(1,356,883)	-	(1,562,225)
Balance on December 31, 2016	287,224	5,013,353	(8,617)	5,291,960
Included in the statement of income and other comprehensive income	15,868	(735,002)	-	(719,134)
Acquisitions	74,908	4,019,844	3,714	4,098,466
Write-offs	(25,554)	(1,406,907)	-	(1,432,461)
Balance on December 31, 2017	352,446	6,891,288	(4,903)	7,238,831

The gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities

The tables below show the gains/(losses) due to changes in fair value, including the realized and unrealized gains and losses, recorded in the consolidated statement of income for Level 3 assets and liabilities during the years 2017, 2016 and 2015:

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets available for sale	Financial assets pledged as collateral	Total

Interest and similar income	25,967	182,269	-	208,236
Net trading gains/(losses) realized and unrealized	(10,099)	(917,271)	-	(927,370)
Total	15,868	(735,002)	-	(719,134)

	R$ thousand
	Year ended December 31, 2016
	Financial assets held for trading	Financial assets available for sale	Financial assets pledged as collateral	Total

Interest and similar income	16,518	207,164	-	223,682
Net trading gains/(losses) realized and unrealized	(3,363)	(1,381,389)	-	(1,384,752)
Total	13,155	(1,174,225)	-	(1,161,070)

	R$ thousand
	Year ended December 31, 2015
	Financial assets held for trading	Financial assets available for sale	Financial assets pledged as collateral	Total

Interest and similar income	440,791	1,399,443	-	1,840,234
Net trading gains/(losses) realized and unrealized	10,496	1,094,894	-	1,105,390
Total	451,287	2,494,337	-	2,945,624

The gains/(losses) due to the changes in fair value, including the realized and unrealized gains and losses, recorded in the statement of income for Level 3 assets and liabilities

The tables below show the gains/(losses) due to the changes in fair value, including the realized and unrealized gains and losses, recorded in the statement of income for Level 3 assets and liabilities, which were not settled during the years 2017, 2016 and 2015:

	R$ thousand
	Year ended December 31, 2017
	Financial assets held for trading	Financial assets pledged as collateral	Total

Net gains/(losses) due to changes in fair value	(10,099)	-	(10,099)
Total	(10,099)	-	(10,099)

	R$ thousand
	Year ended December 31, 2016
	Financial assets held for trading	Financial assets pledged as collateral	Total

Net gains/(losses) due to changes in fair value	(3,363)	-	(3,363)
Total	(3,363)	-	(3,363)

	R$ thousand
	Year ended December 31, 2015
	Financial assets held for trading	Financial assets pledged as collateral	Total

Net gains/(losses) due to changes in fair value	9,420	-	9,420
Total	9,420	-	9,420

Sensitivity analysis for financial assets

Sensitivity analysis for financial assets classified as Level 3

	R$ thousand
	On December 31, 2017
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate	(8)	(1,931)	(3,482)	(63)	(14,873)	(26,345)
Price indexes	-	-	-	(10)	(1,269)	(2,394)
Equities	(1,351)	(33,783)	(67,567)	(17,825)	(445,615)	(891,231)

	R$ thousand
	On December 31, 2016
	Impact on income (1)			Impact on shareholders' equity (1)
	1	2	3	1	2	3
Interest rate	(1)	(271)	(476)	(26)	(6,205)	(11,088)
Price indexes	-	-	-	(8)	(1,047)	(1,953)
Equities	-	-	-	(19,481)	(487,018)	(974,037)

(1)    Values net of taxes.

Carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value

The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels:

	R$ thousand
	On December 31, 2017
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets pledged as collateral
· securities purchased under agreements to resell	-	123,691,195	-	123,691,195	123,691,195
Held to maturity	29,182,489	11,963,782	-	41,146,271	39,006,118
Loans and receivables
· Banks (1)	-	32,247,724	-	32,247,724	32,247,724
· Customers (1)	-	-	346,633,592	346,633,592	346,758,099

Financial liabilities
Deposits from banks	-	-	285,716,505	285,716,505	285,957,468
Deposits from customers	-	-	261,760,442	261,760,442	262,008,445
Funds from issuance of securities	-	-	134,890,631	134,890,631	135,174,090
Subordinated debt	-	-	51,012,436	51,012,436	50,179,401

	R$ thousand
	On December 31, 2016
	Fair Value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets
Financial assets pledged as collateral
· securities purchased under agreements to resell	-	84,728,590	-	84,728,590	84,728,590
Held to maturity	32,875,426	11,379,323	-	44,254,749	43,002,028
Loans and receivables
· Banks (1)	-	94,838,136	-	94,838,136	94,838,136
· Customers (1)	-	-	362,156,027	362,156,027	367,303,034

Financial liabilities
Deposits from banks	-	-	301,497,406	301,497,406	301,662,682
Deposits from customers	-	-	232,224,796	232,224,796	232,747,929
Funds from issuance of securities	-	-	151,622,981	151,622,981	151,101,938
Subordinated debt	-	-	53,436,792	53,436,792	52,611,064

Detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate

Following is the detailed information on the Organization's Capital, in compliance with the Prudential Conglomerate:

Calculation basis - Capital Adequacy Ratio	R$ thousand
	Basel III
	On December 31
	2017	2016
	Prudential
Tier I capital	80,084,744	78,762,886
Common equity	75,079,777	73,747,016
Shareholders' equity	110,457,476	100,442,413
Minority / Other	68,072	60,615
Prudential adjustments (1)	(35,445,771)	(26,756,012)
Additional Capital	5,004,967	5,015,870
Tier II capital	24,588,090	22,363,950
Subordinated debts (Resolution No. 4.192/13)	16,947,024	9,803,498
Subordinated debts (prior to Resolution No. 4.192/13)	7,641,066	12,560,452
Reference Equity (a)	104,672,834	101,126,836

- Credit risk	554,928,771	589,977,243
- Market risk	8,908,205	15,767,767
- Operational risk	47,605,162	50,443,507
Risk-weighted assets - RWA (b)	611,442,138	656,188,517
Banking Book's Interest Rate Risk	3,527,467	4,142,339
Margin (Capital Buffer) (2)	34,226,583	28,084,702
Basel ratio (a/b)	17.1%	15.4%
Tier I capital	13.1%	12.0%
- Principal capital	12.3%	11.2%
- Additional capital	0.8%	0.8%

(1)    As per January 2017, the factor applied to prudential adjustments went from 60% to 80%, according to the timeline for application of deductions of prudential adjustments, defined in Article11 of CMN Resolution no 4,192/13; and

(2)    Margin = Minimum (PR - PRE; PR Level I - RWA * 6%; PR Principal - RWA * 4.5%) - Additional Principal Capital.

Detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate

Below is the detailed comparison of the risk-weighted assets (RWA) of the Prudential Conglomerate, regulatory approach:

RWA	R$ thousand
	On December 31
	2017	2016
	Prudential
Credit risk	554,928,771	589,977,243
Risk Weight of 0%	-	-
Risk Weight of 2%	314,012	271,970
Risk Weight of 20%	2,224,147	10,725,736
Risk Weight of 35%	10,208,602	9,114,590
Risk Weight of 50%	25,635,506	32,434,787
Risk Weight of 75%	114,553,059	117,017,519
Risk Weight of 85%	105,938,759	144,006,730
Risk Weight of 100%	261,909,360	239,369,280
Risk Weight of 250%	28,139,531	27,655,131
Risk Weight of 300%	2,920,531	6,825,567
Risk Weight up to 1,250%	3,085,264	2,555,933
Market Risk (1)	8,908,205	15,767,767
Fixed-rate in Reais	5,696,584	10,537,134
Foreign Currency Coupon	838,259	7,028,051
Price Index Coupon	1,756,973	342,400
Interest Rate Coupon	-	13,499
Equities	637,924	67,392
Commodities	449,546	32,466
Exposure to Gold, Foreign Currencies and Exchange	3,657,957	4,194,380
Operational Risk	47,605,162	50,443,507
Corporate Finance	1,369,491	1,380,459
Trading and Sales	1,667,449	2,866,659
Retail	9,308,681	8,349,268
Commercial	21,518,843	20,699,277
Payment and Settlement	6,132,749	10,143,694
Financial Agent Services	3,628,257	3,465,556
Asset Management	3,827,848	3,392,327
Retail Brokerage	151,844	146,266
Total Risk Weighted Assets	611,442,138	656,188,517
Total Capital Requirement	56,558,398	64,798,616
Banking Book's Interest Rate Risk	3,527,467	4,142,339

Addicional Common equity (ACPS) (2)	9,171,632	4,101,178
ACP Conservation	7,643,027	4,101,178
ACP Systemic	1,528,605	-

(1)     For purposes of calculation of the market risk, the capital requirement will be the lower between the internal model and 80% of the standard model, pursuant to Circular Letter No. 3.646/13 of Central Bank of Brazil; and

(2)     In 2017, the value of ACP Conservation represents 1.25% of the amount of RWA. The Systemic ACP represents 0.25% of the amount of RWA (Systemic Relevance Factor determined according to Circular Letter No. 3.768 of the CBB - Total Exposure and GDP of the year before last in relation to the base date: R$ 988.5 billion and R$ 6 trillion, respectively. The contracyclical ACP represents 0% of the amount of RWA, pursuant to Communication No. 31.478 of the CBB with disclosure and effectiveness in December/17, where the RWA of the loan risk to the non-banking private sector (RWACPrNB) is R$ 496.2 billion in Brazil.

The sensibility test for Life Insurance with Survival

The sensitivity test for Life Insurance with Survival, Welfare Coverage and Individual Life Insurance was made considering the same bases of the LAT test with variation in the assumptions listed below:

	R$ thousand
	On December 31, 2017
	Interest rate	Longevity	Conversion to income
Percentage adjustment to each assumption:	Variation of	+0.2 p.p.	+ 5 p.p.
	-5%
Tradicional plans (contributing period)	(60,733)	(5,057)	(21,691)
PGBL and VGBL (contributing period)	(5,446)	(504)	(18,409)
All plans(retirement benefit period)	(112,782)	(35,507)	-
Total	(178,961)	(41,068)	(40,100)

For damages, life and health insurance, except individual life

For damages, life and health insurance, except individual life, the table below shows increase in the events/claims were to rise 1 percentage point over the 12 months from the calculation base date.

	R$ thousand
	Gross of reinsurance		Net of reinsurance
	On December 31		On December 31
	2017	2016	2017	2016
Auto	(22,347)	(21,205)	(22,347)	(21,205)
RE (Elementary branch)	(9,940)	(10,809)	(8,893)	(9,333)
Life	(28,146)	(28,358)	(28,050)	(28,277)
Health	(97,923)	(89,907)	(97,923)	(89,907)

Potential exposures are monitored, analyzing

Potential exposures are monitored, analyzing certain concentrations in some type of insurance. The table below shows risk concentration by type of insurance (except health and dental), based on net premiums, net of reinsurance:

Net premiums written by type of insurance, net of reinsurance	R$ thousand
	On December 31
	2017	2016
Auto	4,086,705	3,924,444
RE (Elementary branch)	1,525,848	1,593,662
Tradicional plans	1,788,420	1,499,401
Life insurance	6,904,576	6,354,034
VGBL	28,650,153	28,377,786
PGBL	3,301,623	2,386,631